Leases - Schedule of Carrying Amount of Lease Liabilities and the Movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Lease Liabilities and the Movements [Abstract]
Balance	$ (896)	$ (1,191)
Modification	(1,458)
Additions		(687)
Accretion of interest recognized during the year	(42)	(50)	$ (83)
Payments	633	1,020	1,103
Exchange differences	(31)	12
Balance	$ (1,794)	$ (896)	$ (1,191)